Property, Equipment and Software, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software

At June 30, 2025 and December 31, 2024, property, equipment and software consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Office furniture	$48,316	$47,418
Transportation equipment	163,293	160,257
Building and improvements	580,930	570,130
Software	1,650,391	1,619,709
	2,442,930	2,397,514
Less: accumulated depreciation and amortization	(1,831,464)	(1,652,573)
	$611,466	$744,941